Vanguard® Mid-Cap Value Index Fund
Schedule of Investments (unaudited)
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.5%)
	Nucor Corp.	2,400,406	356,820
	International Flavors & Fragrances Inc.	2,137,826	280,761
	LyondellBasell Industries NV Class A	2,217,282	227,981
	International Paper Co.	3,160,919	145,876
	Celanese Corp.	907,327	129,630
	Eastman Chemical Co.	1,129,133	126,531
	Avery Dennison Corp.	692,542	120,481
	Albemarle Corp.	491,486	108,692
	CF Industries Holdings Inc.	870,603	89,724
	FMC Corp.	532,338	70,040
	Westlake Corp.	134,318	16,575
			1,673,111
Consumer Discretionary (14.0%)
*	Dollar Tree Inc.	1,889,366	302,582
*	Southwest Airlines Co.	4,974,864	227,849
*	Delta Air Lines Inc.	5,374,325	212,662
	DR Horton Inc.	2,827,400	210,670
	Paramount Global Class B	4,854,153	183,535
	Lennar Corp. Class A	2,197,985	178,410
*	AutoZone Inc.	86,655	177,173
	VF Corp.	2,939,617	167,147
	Best Buy Co. Inc.	1,818,378	165,291
	Garmin Ltd.	1,295,368	153,644
	Genuine Parts Co.	1,192,315	150,256
	Omnicom Group Inc.	1,755,216	148,983
	Darden Restaurants Inc.	1,072,615	142,604
*	Carnival Corp.	7,040,639	142,362
	MGM Resorts International	3,239,281	135,855
*	CarMax Inc.	1,357,904	131,011
*	United Airlines Holdings Inc.	2,717,547	125,985
*,1	AMC Entertainment Holdings Inc. Class A	4,316,622	106,362
	Advance Auto Parts Inc.	513,166	106,205
	Fox Corp. Class A	2,608,871	102,920
	Hasbro Inc.	1,108,793	90,832
	News Corp. Class A	3,911,197	86,633
	Whirlpool Corp.	492,311	85,061
	PulteGroup Inc.	1,984,090	83,133
	BorgWarner Inc.	2,015,742	78,412
*	Discovery Inc. Class C	2,633,732	65,764
*	Liberty Media Corp.-Liberty SiriusXM Class C	1,292,764	59,118
	Interpublic Group of Cos. Inc.	1,654,327	58,646

		Shares	Market Value ($000)
*	American Airlines Group Inc.	2,726,259	49,754
	Bath & Body Works Inc.	1,027,938	49,135
	Fox Corp. Class B	1,293,986	46,946
*,1	GameStop Corp. Class A	272,517	45,396
	Lear Corp.	250,748	35,754
*,1	Discovery Inc. Class A	1,353,346	33,725
*,1	Lucid Group Inc.	1,209,806	30,729
*	Liberty Media Corp.-Liberty SiriusXM Class A	632,937	28,932
	News Corp. Class B	378,120	8,515
	Lennar Corp. Class B	122,627	8,382
	Paramount Global Class A	81,585	3,297
*	Royal Caribbean Cruises Ltd.	1,457	122
			4,219,792
Consumer Staples (7.9%)
	Corteva Inc.	6,101,909	350,738
	Kroger Co.	5,557,789	318,850
	Tyson Foods Inc. Class A	2,456,268	220,155
	Archer-Daniels-Midland Co.	2,360,733	213,080
	AmerisourceBergen Corp.	1,317,420	203,818
	McKesson Corp.	629,075	192,579
	Clorox Co.	1,033,479	143,685
	Kellogg Co.	2,152,247	138,798
	Conagra Brands Inc.	4,028,750	135,245
	Hormel Foods Corp.	2,278,474	117,433
	J M Smucker Co.	864,617	117,078
	McCormick & Co. Inc. (Non-Voting)	1,048,782	104,668
	Campbell Soup Co.	1,647,462	73,427
	Molson Coors Beverage Co. Class B	758,204	40,473
	Albertsons Cos. Inc. Class A	608,325	20,227
			2,390,254
Energy (7.8%)
	Occidental Petroleum Corp.	7,452,117	422,833
	Valero Energy Corp.	3,437,641	349,058
	Baker Hughes Co.	7,606,514	276,953
	ONEOK Inc.	3,745,381	264,536
	Halliburton Co.	6,792,133	257,218
	Hess Corp.	2,341,173	250,599
	Marathon Petroleum Corp.	2,373,538	202,938
	Williams Cos. Inc.	5,102,389	170,471
	Phillips 66	1,841,220	159,063
	Continental Resources Inc.	152,971	9,382
			2,363,051
Financials (16.4%)
	Arthur J Gallagher & Co.	1,751,451	305,803
	Ameriprise Financial Inc.	939,622	282,225
	Discover Financial Services	2,418,752	266,522
	Fifth Third Bancorp	5,741,963	247,134
	Willis Towers Watson plc	988,905	233,599
	American International Group Inc.	3,421,266	214,753
	Hartford Financial Services Group Inc.	2,785,309	200,013
	Northern Trust Corp.	1,656,703	192,923
	State Street Corp.	2,145,091	186,880
	M&T Bank Corp.	1,083,720	183,691
	Huntington Bancshares Inc.	12,077,742	176,577
	Regions Financial Corp.	7,870,681	175,201
	KeyCorp	7,792,314	174,392
	Cincinnati Financial Corp.	1,280,051	174,036

		Shares	Market Value ($000)
	Raymond James Financial Inc.	1,568,860	172,433
	Nasdaq Inc.	966,364	172,206
	Principal Financial Group Inc.	2,193,870	161,052
	Citizens Financial Group Inc.	3,545,349	160,711
*	Arch Capital Group Ltd.	3,080,943	149,179
	Ally Financial Inc.	2,838,164	123,403
	Loews Corp.	1,772,161	114,871
	W R Berkley Corp.	1,670,355	111,229
	Fidelity National Financial Inc.	2,266,054	110,674
	Cboe Global Markets Inc.	895,147	102,423
	Equitable Holdings Inc.	3,270,771	101,100
	Everest Re Group Ltd.	329,797	99,394
	Annaly Capital Management Inc.	12,262,736	86,330
*	Markel Corp.	54,292	80,094
	Franklin Resources Inc.	2,529,713	70,630
*	Alleghany Corp.	53,978	45,719
	Lincoln National Corp.	651,559	42,586
	Globe Life Inc.	375,353	37,761
[1]	Rocket Cos. Inc. Class A	566,356	6,298
[1]	UWM Holdings Corp. Class A	379,286	1,718
			4,963,560
Health Care (6.0%)
	Zimmer Biomet Holdings Inc.	1,756,784	224,693
*	Laboratory Corp. of America Holdings	803,749	211,916
*	Hologic Inc.	2,099,561	161,288
	Quest Diagnostics Inc.	999,450	136,785
	Cardinal Health Inc.	2,326,962	131,939
	Cerner Corp.	1,231,856	115,252
	Royalty Pharma plc Class A	2,909,079	113,338
	Viatris Inc.	10,157,050	110,509
	STERIS plc	420,464	101,655
*	Henry Schein Inc.	1,152,115	100,453
*	Elanco Animal Health Inc.	3,774,727	98,483
	DENTSPLY SIRONA Inc.	1,836,074	90,371
	Universal Health Services Inc. Class B	583,443	84,570
	Teleflex Inc.	196,739	69,809
*	DaVita Inc.	485,386	54,902
*	Ginkgo Bioworks Holdings Inc.	1,208	5
			1,805,968
Industrials (11.4%)
	Carrier Global Corp.	7,185,383	329,594
*	Keysight Technologies Inc.	1,518,418	239,865
	PACCAR Inc.	2,627,273	231,384
*	United Rentals Inc.	608,251	216,057
	Stanley Black & Decker Inc.	1,371,913	191,780
	Dover Corp.	1,209,917	189,836
	WW Grainger Inc.	364,880	188,201
	Fortive Corp.	2,865,173	174,575
*	Ingersoll Rand Inc.	3,424,766	172,437
	Synchrony Financial	4,377,790	152,391
	Jacobs Engineering Group Inc.	1,085,199	149,551
	Otis Worldwide Corp.	1,784,612	137,326
	Rockwell Automation Inc.	487,960	136,643
	Textron Inc.	1,819,945	135,368
	Crown Holdings Inc.	1,073,922	134,337
	Packaging Corp. of America	785,573	122,636
	Ball Corp.	1,350,027	121,502

		Shares	Market Value ($000)
	CH Robinson Worldwide Inc.	1,081,754	116,516
	Westrock Co.	2,210,713	103,970
	Snap-on Inc.	448,857	92,231
	Fortune Brands Home & Security Inc.	569,981	42,338
	Hubbell Inc. Class B	228,456	41,983
*	Mohawk Industries Inc.	218,568	27,146
*	Aurora Innovation Inc.	203,247	1,136
	Western Union Co.	2,717	51
			3,448,854
Real Estate (12.3%)
	Welltower Inc.	3,756,467	361,147
	AvalonBay Communities Inc.	1,173,578	291,482
	Alexandria Real Estate Equities Inc.	1,343,199	270,319
	Equity Residential	2,999,214	269,689
*	CBRE Group Inc. Class A	2,670,150	244,372
	Weyerhaeuser Co.	6,268,077	237,560
	Ventas Inc.	3,355,101	207,211
	Mid-America Apartment Communities Inc.	968,660	202,886
	Simon Property Group Inc.	1,439,682	189,405
	Essex Property Trust Inc.	546,613	188,844
	Duke Realty Corp.	3,214,597	186,639
	Healthpeak Properties Inc.	4,529,266	155,490
	UDR Inc.	2,672,956	153,347
	Boston Properties Inc.	1,183,240	152,401
	Camden Property Trust	868,659	144,371
	Iron Mountain Inc.	2,431,837	134,748
	WP Carey Inc.	1,600,843	129,412
	VICI Properties Inc.	3,142,255	89,429
*	Host Hotels & Resorts Inc.	2,997,880	58,249
	Regency Centers Corp.	719,698	51,343
	Realty Income Corp.	3,822	265
			3,718,609
Technology (5.2%)
	Corning Inc.	6,393,502	235,984
	CDW Corp.	1,139,880	203,913
	Hewlett Packard Enterprise Co.	10,920,639	182,484
	Seagate Technology Holdings plc	1,746,561	157,016
	NetApp Inc.	1,866,882	154,951
*	Western Digital Corp.	2,496,639	123,958
	NortonLifeLock Inc.	4,644,978	123,185
*	Qorvo Inc.	910,656	113,013
	Citrix Systems Inc.	1,054,409	106,390
	Leidos Holdings Inc.	590,133	63,746
*	F5 Inc.	254,999	53,282
*	UiPath Inc. Class A	2,417,287	52,189
			1,570,111
Telecommunications (1.8%)
	Motorola Solutions Inc.	1,412,760	342,171
	Lumen Technologies Inc.	8,595,208	96,868
*	DISH Network Corp. Class A	2,074,530	65,659
	Juniper Networks Inc.	1,355,123	50,356
*	Altice USA Inc. Class A	728	9
			555,063
Utilities (11.4%)
	Consolidated Edison Inc.	2,973,889	281,568
	WEC Energy Group Inc.	2,649,102	264,407
	Eversource Energy	2,892,781	255,114

			Shares	Market Value ($000)
		American Water Works Co. Inc.	1,526,170	252,627
		Edison International	3,190,734	223,670
		FirstEnergy Corp.	4,790,326	219,684
		Ameren Corp.	2,145,134	201,128
		Entergy Corp.	1,702,016	198,710
*		PG&E Corp.	16,554,501	197,661
		DTE Energy Co.	1,464,623	193,638
		PPL Corp.	6,176,154	176,391
		CMS Energy Corp.	2,433,740	170,216
		CenterPoint Energy Inc.	5,282,227	161,847
		AES Corp.	5,319,505	136,871
		Alliant Energy Corp.	2,103,884	131,451
		Evergy Inc.	1,906,608	130,297
		NiSource Inc.	3,405,178	108,285
		Vistra Corp.	4,053,539	94,245
		Avangrid Inc.	649,382	30,352
				3,428,162
Total Common Stocks (Cost $20,973,242)				30,136,535
		Coupon
Temporary Cash Investments (0.7%)
Money Market Fund (0.7%)
[2,3]	Vanguard Market Liquidity Fund (Cost $206,697)	0.312%	2,067,277	206,707
Total Investments (100.4%) (Cost $21,179,939)				30,343,242
Other Assets and Liabilities—Net (-0.4%)				(110,284)
Net Assets (100%)				30,232,958
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $128,563,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $139,254,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	54	12,233	344
E-mini S&P Mid-Cap 400 Index	June 2022	77	20,707	992
				1,336

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
State Street Corp.	8/31/23	BANA	66,131	(0.809)	1,787	—
1	Based on USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At March 31, 2022, the counterparties had deposited in segregated accounts cash of $5,110,000 in connection with open over-the-counter swap contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	30,136,535	—	—	30,136,535
Temporary Cash Investments	206,707	—	—	206,707
Total	30,343,242	—	—	30,343,242

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,336	—	—	1,336
Swap Contracts	—	1,787	—	1,787
Total	1,336	1,787	—	3,123
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.